EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the Company's investments in associates during the year:

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS
Balance, beginning of year	$—
Additions	294
Share of net income	8
Share of comprehensive income	44
Dividends received	(2)
Balance, end of year	$344
The addition of $294 million during the year relates to the Company's equity accounted investment in AEL Holdings. AEL Holdings, through its wholly-owned subsidiaries, is a leading issuer of fixed index annuities through independent agents, banks and broker-dealers in the United States with its corporate headquarters in Des Moines, Iowa.
The Company originally acquired a 9.5% interest in AEL Holdings at the time of Spin-Off and the investment was treated as a financial asset. During the third quarter, as a result of a firm commitment to enter into the reinsurance agreement with American Equity Investment Life Insurance Company (“AEILIC”), a subsidiary of AEL Holdings, management concluded that they had significant influence over AEL Holdings, and as such, derecognized the financial asset and recorded an equity accounted investment. As at December 31, 2021 the Company's ownership interest was 9.8% as a result of common share repurchases and cancellations completed by AEL Holdings during the period.
The Company accounts for AEL Holdings using the equity method of accounting by recognizing its share of income and OCI from its 9.8% ownership interest in the equity accounted investment one quarter in arrears, which is the most up to date information available to the Company. AEL Holdings does not present a classified balance sheet. The summarized financial information below represents amounts in AEL Holdings' financial statements, adjusted by the Company for equity accounting purposes:

AS AT AND FOR THE SIX MONTHS ENDED SEP. 30, 2021 US$ MILLIONS
Total assets	$78,318
Total liabilities	71,943
Accumulated other comprehensive income	1,957
Other stockholders' equity	4,418
Total revenues	1,618
Total expenses	(1,491)
Income tax expense	(29)
Preferred stock dividends	(22)
Net income	76
Other comprehensive income	452

AEL Holding''s shares are traded on the New York Stock Exchange. The fair value of the Company's shares in AEL Holdings is $354 million based on the quoted price as at December 31, 2021. The Company received $2 million of dividends from AEL Holdings during the year.